Equity settled share-based payments - 2018 and 2020 share award scheme (Details)					1 Months Ended		12 Months Ended
	Jan. 16, 2020	Jan. 07, 2020 item	Aug. 27, 2018 USD ($) item ¥ / shares	Aug. 24, 2018 USD ($)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2018 item	Jun. 30, 2021 item $ / shares shares	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥) item ¥ / shares	Jan. 31, 2020 shares	Aug. 25, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based compensation plans | item							2
Restricted stock granted			12,130,664,000						12,130,664,000
Restricted stock, exercise price | ¥ / shares			¥ 1.79						¥ 1.79
Interest on price to purchase back forfeited shares			10.00%
Non-forfeitable dividends paid recognized as employee compensation expenses | ¥					¥ 19,664,000			¥ 19,664,000
Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			40.00%
Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			30.00%
Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			30.00%
2018 Share Award Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of award				10 years
Number of special purpose vehicles | item			4			4			4
Number split into restricted shares							7
2020 Share Award Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of award		103 months
Maximum percentage of registered capital of shares could be awarded							10.15%
Number of special purpose vehicles | item		12
Maximum aggregate number of shares that can be awarded							92,586,048
Number of shares released							18,457,325
MINISO Guangzhou | 2018 Share Award Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of registered capital of shares could be awarded				11.37%							10.15%
Registered capital could be converted into restricted shares | $				$ 15,863,339
MINISO Guangzhou | 2020 Share Award Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum aggregate number of shares that can be awarded							111,043,373
Ordinary shares per share | $ / shares							$ 0.036
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining shares held by employees other than key management personnel, percentage							30.00%
Restricted shares | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining shares held by employees other than key management personnel, percentage							30.00%
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum aggregate number of shares that can be awarded										31,618,125
Share option | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Share option | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Share option | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%